Annual Total Returns - Franklin High Income Fund [BarChart] - Franklin High Income Fund-24 - Franklin High Income Fund - Class A	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	13.13%
Annual Return 2011	4.54%
Annual Return 2012	15.70%
Annual Return 2013	7.63%
Annual Return 2014	(0.40%)
Annual Return 2015	(10.74%)
Annual Return 2016	19.31%
Annual Return 2017	6.72%
Annual Return 2018	(3.75%)
Annual Return 2019	14.26%